ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation. Where necessary, comparative figures for previous years have been reclassified to conform to changes in presentation in the current year.

Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic success, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

The Company evaluates its subsidiaries, and any other entities in which it holds a variable interest, in order to determine whether the Company is the primary beneficiary of the entity, and where it is determined that the Company is the primary beneficiary the Company fully consolidate the entity.

Use of accounting estimates

The preparation of financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue and expense recognition

The Company generates revenues from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, leaseback assets interest income, direct financing lease service revenues, profit sharing arrangements, drilling contract revenue, voyage charters and other freight billings, from its vessels and offshore related assets.

In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non-hazardous cargo. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance, lubrication oil and other costs relevant to operate the vessel. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are either operating or direct financing or sales type leases. Where time charters and bareboat charters are considered operating leases, revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, the Company recognizes revenue for the applicable period based on the actual index for that period.

Rental payments from direct financing and sales-type leases and leaseback assets are allocated between service revenues, if applicable, interest income and capital repayments. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimate is reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as the Company satisfies the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when the Company is considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as within voyage charter income. For revenue sharing agreements that meet the definition of a lease, the Company accounts for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.
The activities that drive the revenue earned from our drilling contract primarily includes providing a drilling rig and the crew and supplies necessary to operate the rig, but may also in the future include mobilizing and demobilizing the rig to and from the drill site and performing rig preparation activities and/or modifications required for the contract with a customer. The Company accounts for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments of service.

We recognize drilling contract revenues for activities that correspond to a distinct time increment of service within the contract term in the period when the services are performed. The Company recognizes consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment of service, ratably over the estimated contract term. The Company determines the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, the Company considers whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. The Company reassesses these estimates each reporting period as required.

Consideration received for drilling contracts mainly comprises of dayrate drilling revenue which provide for payment on a dayrate basis, with higher rates for periods when the drilling rig is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly incremental service it relates to. Revenue is recognized in line with the contractual rate billed for the services provided for any given hour.

As detailed in Note 25: Related Party Transactions, the Company has, or has had, profit sharing arrangements with Frontline Shipping Limited ("Frontline Shipping"), and Golden Ocean Group Limited ("Golden Ocean"). In addition, the Company's charter agreements relating to seven containerships chartered to Maersk on a time charter basis include an arrangement where the Company receives a share of the fuel savings, dependent on the price difference between IMO compliant fuel and IMO non-compliant fuel that is subsequently made compliant by the scrubbers. Also, scrubber related fuel savings revenue is earned by the Company in connection with a 4,900 CEU car carrier, Arabian Sea, on a six-year time charter with EUKOR Car Carriers Inc. (“Eukor”). As a result of the profit share mechanism, SFL is entitled to a share of the difference between the prices paid and the plats bunker prices at the time and place of bunkering. Amounts receivable under these arrangements are accrued on the basis of amounts earned at the reporting date.

Any contingent elements of rental income, such as profit share, fuel saving payments and interest rate adjustments, are recognized when the contingent conditions have materialized.

European Union’s Emissions Trading System (''EU ETS")

Effective January 1, 2024, the European Union's Emissions Trading System was expanded to include the maritime transportation sector. The scheme initially applies to cargo and passenger ships of 5,000 gross tons and above, covering voyages that begin, end, or pass through EU waters. The EU ETS operates through "emissions allowances," each granting the right to emit one metric ton of CO₂. The system applies to 100% of emissions for voyages between two EEA ports but only 50% for voyages between an EEA port and a non-EEA port. Companies must surrender allowances for 40% of their verified 2024 emissions by September 30, 2025. This percentage increases to 70% for 2025 emissions and reaches 100% from 2026 onward.

Emissions allowances ("EUAs") are valued based on market prices published in EUA market indices. The value of the EUAs issued to the Company, in accordance with its agreements with vessel charterers, is recognized in operating revenues at the time the voyage occurs within the consolidated statements of operations. Similarly, the value of the EUA obligations is recognized in voyage expenses as incurred within the condensed consolidated statements of operations.

In accordance with its charter agreements, the Group receives EUAs from charterers when a vessel is directed to perform an EU-regulated voyage. EUAs purchased by the Company or received from charterers are initially recognized as an asset. If the EUAs are acquired by the Company, they are recorded at cost, which reflects the purchase price. If the EUAs are received from charterers, they are recognized at their fair value on the date of receipt. All EUAs receivable or held by the Company are classified as "Other Current Assets" in the consolidated balance sheets if they are required to be surrendered within one year from the reporting date. Otherwise, they are classified as "Other Long term assets". See Note 12: Trade Accounts Receivable and Other Current Assets.
Liabilities arising from EUA obligations under the EU ETS that have not yet been surrendered are classified as "Other current liabilities" if settlement to the EU is due within one year from the reporting date. Otherwise, they are classified as "Other non-current liabilities". See Note 20: Other Current Liabilities.

Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and the majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included under "Other financial items" in the consolidated statements of operations.

Cash and cash equivalents

For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash

Restricted cash consists of cash which may only be used for certain purposes and is held under a contractual arrangement. The Company classifies restricted cash as short-term and a current asset if the cash is restricted for less than a year. Otherwise, the restricted cash is classified as long-term.

Investment in debt and equity securities

Investments in debt and equity securities include share investments and interest-earning listed and unlisted corporate bonds. Any premium paid on their acquisition is amortized over the life of the bond. Investments in debt securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Investments in equity securities are recorded at fair value, with unrealized gains and losses recorded in the consolidated statement of operations.

If circumstances arise which lead the Company to believe that the issuer of a corporate bond may be unable to meet its payment obligations in full, or that the fair value at acquisition of the share investment or corporate bond may otherwise not be fully recoverable, then to the extent that a loss is expected to arise that unrealized loss is recorded as an impairment in the statement of operations, with an adjustment if necessary to any unrealized gains or losses previously recorded in other comprehensive income. In determining whether the Company has an other-than-temporary impairment in its investment in bonds, in addition to the Company’s intention and ability to hold the investments until the market recovers, the Company considers the period of decline, the amount and the severity of the decline and the ability of the investment to recover in the near to medium term. The Company also evaluates if the underlying security provided by the bonds is sufficient to ensure that the decline in fair value of these bonds did not result in an other-than-temporary impairment.

The cost of disposals or reclassifications from other comprehensive income is calculated on an average cost basis, where applicable.

The fair value of unlisted corporate bonds is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

Investments in associated companies

Investments in affiliates in which the Company has significant influence but does not exercise control are accounted for using the equity method of accounting. Under the equity method, the Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the nonconsolidated affiliate's income or loss is recognized in the consolidated statement of operations as "Equity in earnings of associated companies". The cumulative post-acquisition changes in the investment are adjusted against the carrying amount of the investment.
Allowance for expected credit losses

The balances recorded in respect of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets reflect the risk that our customers may fail to meet their payment obligations and the risk that the underlying asset value of the vessels and rigs could be less than the unguaranteed residual value.

The Company estimates the expected risk of loss over the remaining life using a probability of default and net exposure analysis. The probability of default is estimated based on historical cumulative default data, adjusted for current conditions of similarly risk-rated counterparties over the contractual term. The net exposure is estimated based on the exposure, net of the estimated value of the underlying vessels and rigs in the instance of Investments in sales-type leases, direct financing leases and leaseback assets, over the contractual term.

Current expected credit loss provisions are classified as expenses in the Consolidated Statement of Operations, with a corresponding allowance for credit loss amount reported as a reduction in the related balance sheet amount of Trade receivables, Other receivables, Related party receivables, Other long term assets and Investments in sales-type leases, direct financing leases and leaseback assets. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses.

Trade accounts receivable

The amount shown as trade accounts receivable at each balance sheet date includes receivables due from customers for hire of vessels and offshore related assets, net of allowance for expected credit losses.

Inventories

Inventories are comprised principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in first-out basis.

Vessels, rigs and equipment

Vessels, rigs and equipment are recorded at historical cost less accumulated depreciation and, if appropriate, impairment charges. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our drilling rigs is 30 years and for all other vessels it is 25 years.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated recycling value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels and rigs over the shorter of the asset’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend the useful life of the asset or increase the operational efficiency of the asset. Costs that are not capitalized are recorded as a component of direct operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of upgrades in relation to Exhaust Gas Cleaning Systems ("EGCS" or "scrubbers") and Ballast water treatment systems ("BWTS") are included within "Capital improvements, newbuildings and vessel purchase deposits,", until such time as the equipment is installed on a vessel or a rig, at which point it is transferred to "Vessels, rigs and equipment, net".

Office equipment is depreciated at 20% per annum on a reducing balance basis.
Drydocking provisions for vessels

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Special Periodic Survey ("SPS") for rigs

Costs related to periodic overhauls of drilling rigs are capitalized and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. The Company includes amortization costs for periodic overhauls in depreciation expense. Costs related to repair and maintenance activities are included in rig operating expenses and are expensed as incurred.

Vessels and equipment under finance lease

Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as "vessels under finance lease", with corresponding lease liabilities recorded.

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to EGCS and BWTS are included within "Capital improvements, newbuildings and vessel purchase deposits", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels under finance lease, net".

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under finance lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a finance lease.

Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Capitalized interest

Interest expense is capitalized during the period of construction of newbuilding vessels based on accumulated expenditures for the applicable vessel at the Company's capitalization rate of interest. The amount of interest capitalized in an accounting period is determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the vessel during the period. The capitalization rate used in an accounting period is based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period.

Investment in sales-type leases and direct financing leases

Leases (charters) of our vessels where the Company is the lessor are classified as either direct financing, sales-type leases, operating leases, or leaseback assets based on an assessment of the terms of the lease. For charters classified as direct financing leases, the minimum lease payments (reduced in the case of time chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the direct financing lease.

For direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "service revenue - direct financing leases".

For sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

The difference between the fair value of the leased asset and the costs results in a selling profit or loss. A selling profit is recognized at lease commencement for sales-type leases and over the lease term for direct financing leases. Selling loss is recognized at lease commencement for both sales-type and direct financing leases. The fair value is considered to be the cost of acquiring the vessel unless a significant period has elapsed between the acquisition of the vessel and the commencement of the lease.

Where a sales-type lease, direct financing lease or leaseback asset charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in direct financing or sales-type leases or leaseback assets has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

If the terms of an existing lease are agreed to be amended, the modification is evaluated to consider if it is a contract which occurs when the modification grants the lessee an additional right-of-use not included in the original lease and the lease payments increase commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract. If both conditions are met, the amendments are treated as a separate lease. If the conditions are not met, the lease is re-evaluated under ASC 842, as a new lease with the new terms.

Leaseback assets

Any vessels purchased and leased back to the same party are evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a purchase of an asset. If control is deemed not to have passed to the Company as purchaser, due for example to the lessee having purchase options, the transaction is accounted for under ASC 310 where the purchase price paid is accounted for as loan receivable and described as a "leaseback asset". Interest income is recognized on the aggregate loan receivable based on the imputed interest rate and the part of the rental income received is allocated as a reduction of the vessel loan balance.
Finance lease liability and Lease debt financing

Similar to the Leaseback assets above, any vessels sold and leased back from the same party are also evaluated under sale and leaseback accounting guidance contained in ASC 842 to determine whether it is appropriate to account for the transaction as a sale of an asset. If control is deemed not to have passed to the buyer, it is deemed as "a failed sale and leaseback transaction" and the Company accounts for the transaction as a financing arrangement and describes this as "lease debt financing". The Company does not derecognize the underlying vessel and continue to depreciate the asset. The sales proceeds received from the buyer-lessor are recorded as a financial liability. Charter hires paid by the Company to the buyer-lessor are allocated between interest expense and principal repayment of the financial liability.

Historically, the Company chartered-in seven container vessels through sale and leaseback financing arrangements, under previously adopted ASC 840, with corresponding lease assets classified as "vessels under finance lease". Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as finance lease liabilities. Each lease payment is allocated between reduction in liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statements of Operations over the lease period. During the year ended December 31, 2024, the Company exercised purchase options and took redelivery of the seven vessels with associated finance lease liabilities.

Impairment of long-lived assets, including other long-term investments

The carrying value of long-lived assets, including other long-term investments, that are held by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition, taking into account the possibility of any existing medium and long-term charter arrangements being terminated early. If the future expected net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the carrying value of the asset and its fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. Fair value is generally based on values achieved for the sale/purchase of similar vessels and external appraisals.

Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Convertible bonds

Historically, the Company separately accounted for the liability and equity components of the convertible notes at issuance. The debt issuance costs related to the issuance of the convertible notes were also previously allocated to the liability and equity components based on their relative values. With the adoption of ASU 2020-06, from January 1, 2022, amounts for convertible notes, including debt issuance costs, that were previously classified within equity are now reclassified to the liability component, net of any remaining unamortized amounts. Debt issuance costs are amortized to interest expense, on a straight-line basis, over the term of the relevant convertible notes.

Financial instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed U.S. dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities. When the interest rate or currency swap does not qualify for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common shareholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which the fair value of stock options issued to employees is expensed over the period in which the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Recently Adopted Accounting Standards

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which expands annual and interim disclosure requirements for reportable segments. On adoption, the disclosure improvements will be applied retrospectively to prior periods presented. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company disclosures in respect of this ASU are included in Note 4 - Segment Information.